Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
Note 4 — Inventories

Inventories are used primarily in the manufacture, maintenance, and service of the Hospitality segment systems.  Inventories are net of related reserves. The components of inventories-net are:

	December 31,
	(in thousands)
	2011	2010
Finished Goods	$9,325	$13,913
Work in process	1,007	959
Component parts	6,138	5,459
Service parts	8,790	16,351
	$25,260	$36,682